COMMISSIONS AND FEES - Additional Information (Details) S/ in Millions	12 Months Ended
Dec. 31, 2020 PEN (S/)
Recharge and Paypal business
Disclosure OfFee And Commission Income Expense Explanatory [Line Items]
Increase in revenue	S/ 47,676